THE WORLD FUNDS, INC.
                      8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                                 (800) 527-9525



December 2, 2008


VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

      Re:  The World Funds, Inc.
           SEC File Nos. 333-29289/811-8255

Ladies and Gentlemen:

On behalf of The World Funds, Inc. (the "Company"), attached herewith for filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act"), please find Post-Effective Amendment No. 68 to the Company's Registration Statement on Form N-1A ("PEA No. 68"). It is proposed that PEA No. 68 become effective immediately upon filing pursuant to paragraph
(b) of Rule 485 under the 1933 Act.

PEA No. 68 is being filed solely to update the Company's opinion of counsel. PEA No. 68 does not contain any disclosures that would render it ineligible to become effective immediately pursuant to paragraph (b) of Rule 485 of the 1933 Act.

If you have any comments or questions, please contact Kathleen Long at
202.739.5391 or Thomas S. Harman at 202.739.5662.




                                Very truly yours,

                               /s/ John Pasco, III
                               --------------------
                                   John Pasco,III

As filed with the U.S. Securities and Exchange Commission on December 2, 2008

                                            1933 Act Registration No. 333-29289
                                            1940 Act Registration No. 811-08255


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)
                       Pre-Effective Amendment No.___ ( )
                       Post-Effective Amendment No. 68 (X)

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)
                              Amendment No. 69 (X)


                              THE WORLD FUNDS, INC.
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

             8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
            --------------------------------------------------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (800) 527-9525


                                Thomas S. Harman
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
                        --------------------------------
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective:

_X_ immediately upon filing pursuant to paragraph (b) of Rule 485 ___ on ______________ pursuant to paragraph (b)(1)(v) of Rule 485
___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
___ on (date) pursuant to paragraph (a)(1) of Rule 485
___ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
___ on (date) pursuant to paragraph (a)(2) of Rule 485

PEA No. 68 is being filed solely to update the Registrant's opinion of counsel. Accordingly, the Prospectuses and Statements of Additional Information contained in the Registrant's Parts A and Parts B are unchanged from their current effective versions and are not being included in this filing.

PART C - OTHER INFORMATION

Item 23.   Exhibits

(a) Articles of Incorporation.

     (a)(1) Articles of Incorporation of The World Funds, Inc. (the "Registrant") dated May 8, 1997, as filed with the State of Maryland Department of Assessments and Taxation ("State of Maryland") on May 9, 1997 are incorporated herein by reference to Exhibit No. 23(a)(1) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the U.S. Securities and Exchange Commission (the "SEC") on December 26, 2001.

     (a)(2) Articles Supplementary dated July 29, 1997, as filed with the State of Maryland on July 30, 1997, creating the CSI Equity Fund and the CSI Fixed Income Fund, are incorporated herein by reference to Exhibit No. 23(a)(2) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

     (a)(3) Articles Supplementary dated June 19, 1998, as filed with the State of Maryland on June 23, 1998, creating the Third Millennium Russia Fund and The New Market Fund are incorporated herein by reference to Exhibit No. 23(a)(3) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

     (a)(4) Articles Supplementary dated June 22, 1998, as filed with the State of Maryland on June 24, 1998, increasing the authorized shares of the Registrant from 250,000,000 to 500,000,000, are incorporated herein by reference to Exhibit No. 23(a)(4) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC Commission on December 26, 2001.

     (a)(5) Articles Supplementary dated December 9, 1999, as filed with the State of Maryland on March 2, 2000, creating the GenomicsFund.com, are incorporated herein by reference to Exhibit No. 23(a)(5) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

     (a)(6) Articles Supplementary dated April 3, 2000, as filed with the State of Maryland on April 27, 2000, creating the Global e Fund, are incorporated herein by reference to Exhibit No. 23(a)(6) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

     (a)(7) Articles Supplementary dated April 14, 2000, as filed with the State of Maryland on June 2, 2000, creating the Monument EuroNet Fund, are incorporated herein by reference to Exhibit No. 23(a)(2)(f) of Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255), as filed with the SEC on May 12, 2000.

     (a)(8) Articles Supplementary dated May 24, 2000, as filed with the State of Maryland on June 6, 2000, increasing the authorized shares of the Registrant from 500,000,000 to 750,000,000, are incorporated herein by reference to Exhibit No. 23(a)(2)(g) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255), as filed with the SEC on August 18, 2000.

     (a)(9) Articles Supplementary dated October 4, 2000, as filed with the State of Maryland on October 5, 2000, reclassifying shares of the Global e Fund into Class A and Class B Shares, are incorporated herein by reference to Exhibit No. 23(a)(2)(h) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255), as filed with the SEC on October 25, 2000.

     (a)(10) Articles Supplementary dated December 29, 2000, as filed with the State of Maryland on January 8, 2001, creating the Newby's Ultra Fund, are incorporated herein by reference to Exhibit No. 23(a)(10) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

     (a)(11) Articles of Amendment dated January 10, 2001, as filed with the State of Maryland on January 30, 2001, renaming the Newby's Ultra Fund to the Newby Fund, are incorporated herein by reference to Exhibit No. 23(a)(3)(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255), as filed with the SEC on March 13, 2001.

     (a)(12) Articles of Amendment dated March 9, 2001, as filed with the State of Maryland on March 12, 2001, reclassifying the existing shares of the Sand Hill Portfolio Manager Fund, CSI Equity Fund and the GenomicsFund.com as Class Y Shares, are incorporated herein by reference to Exhibit No. 23(a)(3)(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255), as filed with the SEC on March 13, 2001.

     (a)(13) Articles Supplementary dated March 9, 2001, as filed with the State of Maryland on March 12, 2001, reclassifying certain of the authorized but unissued shares of the existing class of shares of each of the Sand Hill Portfolio Manager Fund, CSI Equity Fund and the GenomicsFund.com as Class A, Class B and Class C Shares, are incorporated herein by reference to Exhibit No. 23(a)(2)(j) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255), as filed with the SEC on March 13, 2001.

     (a)(14) Articles of Amendment dated June 8, 2001, as filed with the State of Maryland on June 11, 2001, renaming Class B Shares of the to CSI Equity Fund as Institutional Shares, are incorporated herein by reference to Exhibit No. 23(a)(14) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255), as filed with the SEC on February 7, 2002.

     (a)(15) Articles Supplementary dated January 18, 2002, as filed with the State of Maryland on January 22, 2002, dissolving the Monument EuroNet Fund, are incorporated herein by reference to Exhibit No. 23(a)(15) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255), as filed with the SEC on February 7, 2002.

     (a)(16) Articles of Amendment dated July 11, 2002, as filed with the State of Maryland on July 16, 2002, changing the name of the GenomicsFund.com to the GenomicsFund, are incorporated herein by reference to Exhibit No. 23(a)(16) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255), as filed with the SEC on October 8, 2002.

     (a)(17) Articles of Amendment dated September 3, 2002, as filed with the State of Maryland on September 5, 2002, changing the name of the Newby Fund to the Chase Mid-Cap Growth Fund; renaming Investment Class Shares of the Chase Mid-Cap Growth Fund to Class A Shares; and renaming Service Class Shares of the Chase Mid-Cap Growth Fund to Class C Shares, are incorporated herein by reference to Exhibit No. 23(a)(17) of of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255), as filed with the SEC on October 8, 2002.

     (a)(18) Articles Supplementary dated December 9, 2002, as filed with the State of Maryland on December 16, 2002, creating the Lara Treasury Management Fund, are incorporated herein by reference to Exhibit No. 23(a)(18) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-lA (File Nos.333-29289/811-8255) as filed with the SEC on December 19, 2002.

     (a)(19) Articles of Amendment dated November 4, 2002, as filed with the State of Maryland on November 6, 2002, renaming the existing shares of the New Market Fund and the Third Millennium Russia Fund as Class A Shares, are incorporated herein by reference to Exhibit No. 23(a)(19) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 19, 2002.

     (a)(20) Articles Supplementary dated November 4, 2002, as filed with the State of Maryland on November 6, 2002, reclassifying shares of the New Market Fund and the Third Millennium Russia Fund into Class A, Class B and Class C shares, are incorporated herein by reference to Exhibit No. 23(a)(20) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 19, 2002.

     (a)(21) Articles of Amendment dated March 21, 2003, as filed with the State of Maryland on March 22, 2003, renaming the Lara Treasury Management Fund to the Lara U.S. Treasury Fund are incorporated herein by reference to Exhibit No. 23(a) (21) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255) as filed with the SEC on October 16, 2003.

     (a)(22) Articles Supplementary dated August 18, 2003, as filed with the State of Maryland on August 19, 2003, creating the Vontobel Eastern European Equity Fund, are incorporated herein by reference to Exhibit No. 23(a)(22) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255) as filed with the SEC on October 16, 2003.

     (a)(23) Articles of Amendment dated September 29, 2003, as filed with the State of Maryland on September 30, 2003, renaming B Shares of the New Market Fund as Institutional Shares; and renaming B Shares of the Third Millennium Russia Fund as Institutional Shares, are incorporated herein by reference to Exhibit No. 23(a)(23) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255) as filed with the SEC on October 16, 2003.

     (a)(24) Articles Supplementary dated October 8, 2003, as filed with the State of Maryland on October 9, 2003, creating the Dividend Capital Realty Fund, are incorporated herein by reference to Exhibit No. 23(a)(24) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255) as filed with the SEC on October 16, 2003.

     (a)(25) Articles of Amendment dated October 16, 2003, as filed with the State of Maryland on October 23, 2003, renaming the Dividend Capital Realty Fund to the Dividend Capital Realty Income Fund, are incorporated herein by reference to Exhibit No. 23(a)(25) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255) as filed with the SEC on October 16, 2003.

     (a)(26) Articles Supplementary dated October 31, 2003, as filed with the State of Maryland on November 4, 2003, creating the Satuit Capital Micro Cap Fund, are incorporated herein by reference to Exhibit No. 23(a)(26) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on November 8, 2004.

     (a)(27) Articles Supplementary dated October 31, 2003, as filed with the State of Maryland on November 4, 2003, creating the Satuit Capital Small Cap Fund, are incorporated herein by reference to Exhibit No. 23(a)(27) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on November 8, 2004.

     (a)(28) Articles of Amendment dated February 6, 2004, as filed with the State of Maryland on February 10, 2004, renaming Class Y Shares of the Dividend Capital Realty Income Fund as Class I Shares, are incorporated herein by reference to Exhibit No. 23(a)(28) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on November 8, 2004.

     (a)(29) Articles of Amendment dated April 20, 2004, as filed with the State of Maryland on April 21, 2004, renaming the Vontobel Eastern European Equity Fund to the Eastern European Equity Fund, are incorporated herein by reference to Exhibit No. 23(a)(29) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on November 8, 2004.

     (a)(30) Articles of Amendment dated August 5, 2004, as filed with the State of Maryland on August 10, 2004, renaming Class B Shares of the Eastern European Equity Fund to Institutional Shares, are incorporated herein by reference to Exhibit No. 23(a)(30) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on November 8, 2004.

     (a)(31) Articles Supplementary dated August 13, 2004, as filed with the State of Maryland on August 17, 2004, increasing the authorized shares of the Registrant from 750,000,000 to 850,000,000, are incorporated herein by reference to Exhibit No. 23(a)(31) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on November 8, 2004.

     (a)(32) Articles of Amendment dated November 11, 2004, as filed with the State of Maryland on November 12, 2004 renaming the Lara U.S. Treasury Fund to the Epoch International Small Cap Fund, are incorporated herein by reference to Exhibit No. 23(a)(32) of Post Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on November 15, 2004.

     (a)(33) Articles Supplementary dated May 6, 2005, as filed with the State of Maryland on May 10, 2005, creating the Epoch U.S. All Cap Equity Fund, are incorporated herein by reference to Exhibit No. 23(a)(33) of Post Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on May 16, 2005.

     (a)(34) Articles Supplementary dated August 10, 2005, as filed with the State of Maryland on August 10, 2005, creating the REMS Real Estate Value Opportunity Fund, are incorporated herein by reference to Exhibit No. 23(a)(34) of Post Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on August 15, 2005.

     (a)(35) Articles of Amendment dated September 26, 2005, as filed with the State of Maryland on September 30, 2005, renaming the Class C Shares of the Epoch U.S. All Cap Equity Fund as Class P Shares, are incorporated herein by reference to Exhibit No. 23(a)(35) of Post Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on May 5, 2006.

     (a)(36) Articles of Amendment dated September 26, 2005, as filed with the State of Maryland on September 30, 2005, renaming the Class C Shares of the Epoch International Small Cap Fund to Class P Shares, are incorporated herein by reference to Exhibit No. 23(a)(36) of Post Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on May 5, 2006.

     (a)(37) Articles Supplementary dated September 29, 2005, as filed with the State of Maryland on September 30, 2005, increasing the authorized shares of the Registrant from 850,000,000 to 1,050,000,000, are incorporated herein by reference to Exhibit No. 23(a)(36) of Post Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No.s 333-29289 and 811-8255) as filed with the SEC on December 27, 2005.

     (a)(38) Articles Supplementary dated October 21, 2005, as filed with the State of Maryland on October 21, 2005, creating the Epoch Global Equity Shareholder Yield Fund, are incorporated herein by reference to Exhibit No. 23(a)(35) of Post Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A (File No.s 333-29289 and 811-8255) as filed with the SEC on November 1, 2005.

     (a)(39) Articles Supplementary dated July 11, 2006, as filed with the State of Maryland on July 14, 2006, creating the Osprey Concentrated Large Cap Value Equity Fund, are incorporated herein by reference to Exhibit No. 23(a)(39) of Post Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on August 30, 2006.

     (a)(40) Articles Supplementary dated January 17, 2007, as filed with the State of Maryland on January 19, 2007, creating the Abacus Quantitative Fund, are incorporated herein by reference to Exhibit No. 23(a)(40) of Post Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on May 1, 2007.

     (a)(41) Articles Supplementary dated January 17, 2007, as filed with the State of Maryland on January 19, 2007, creating the Abacus Small Cap Fund, are incorporated herein by reference to Exhibit No. 23(a)(41) of Post Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on May 1, 2007.

     (a)(42) Articles Supplementary dated January 25, 2007, as filed with the State of Maryland on January 31, 2007, creating the Symphony Wealth Management Ovation Fund, are incorporated herein by reference to Exhibit No. 23(a)(42) of Post Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on May 1, 2007.

     (a)(43) Articles Supplementary dated April 10, 2007, as filed with the State of Maryland on April 17, 2007, renaming the GenomicsFund to the Satuit Capital Management Small Cap Fund, are incorporated herein by reference to Exhibit No. 23(a)(43) of Post Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on May 1, 2007.

     (a)(44) Articles Supplementary dated October 5, 2007, as filed with the State of Maryland on October 9, 2007, creating The Exceptionator Fund, are incorporated herein by reference to Exhibit No. 23(a)(44) of Post Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on October 15, 2007.

     (a)(45) Articles Supplementary dated September 26, 2008, as filed with the State of Maryland on September 26, 1008, creating the Epoch U.S. Large Cap Equity Fund are incorporated herein by reference to Exhibit No. 23(a)(45) of Post Effective Amendment No. 67 ("PEA 67") to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on September 26, 2008.

(b) By-Laws.

     By-Laws of the Registrant are incorporated herein by reference to Exhibit B of the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255), as filed with the SEC on June 16, 1997.

(c) Instruments Defining Rights of Security Holders.

     See Article FIFTH and Article SEVENTH, Section 2 of the Articles of Incorporation, which are incorporated herein by reference to Exhibit No. 23(a)(1) of PEA No. 19; and Article II, Article III and Article XI of the By-laws, which are incorporated herein by reference to Exhibit B of the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255), as filed with the SEC on June 16, 1997.

(d) Investment Advisory Contracts.

     (d)(1) Investment Advisory Agreement dated October 14 1997, between CSI Capital Management, Inc. and the Registrant, with respect to the CSI Equity Fund, is incorporated herein by reference to Exhibit No. 23(d)(2) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

     (d)(2) Investment Advisory Agreement dated [ ] between Third Millennium Investment Advisors, LLC and the Registrant, with respect to the Third Millennium Russia Fund, are incorporated herein by reference to Exhibit No. 23(d)(2) of PEA 67.

     (d)(5) Investment Advisory Agreement dated November 8, 2004 between Commonwealth Capital Management and the Registrant, with respect to the Eastern European Equity Fund (formerly the Vontobel Eastern European Equity Fund), is incorporated herein by reference to Exhibit No. 23(d)(15) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

     (d)(6) Sub-Advisory Agreement dated November 8, 2004 between Commonwealth Capital Management and Vontobel Asset Management, Inc., with respect to Eastern European Equity Fund, is incorporated herein by reference to Exhibit No. 23(d)(16) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

     (d)(7) Investment Advisory Agreement dated May 30, 2006 between Dividend Capital Investments LLC and the Registrant, with respect to the Dividend Capital Realty Income Fund (formerly the Dividend Capital Realty Fund), is incorporated herein by reference to Exhibit No. 23(d)(9) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

     (d)(8) Investment Advisory Agreement dated January 14, 2005 between Epoch Investment Partners, Inc. and the Registrant, with respect to the Epoch International Small Cap Fund (formerly the Lara U.S. Treasury Fund), is incorporated herein by reference to Exhibit No. 23(d)(8) of Post Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on May 16, 2005.

     (d)(9) Investment Advisory Agreement dated July 25, 2005 between Epoch Investment Partners, Inc. and the Registrant, with respect to the Epoch U.S. All Cap Equity Fund, is incorporated herein by reference to Exhibit No. 23(d)(11) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

     (d)(10) Investment Advisory Agreement dated November 1, 2005 between Real Estate Management Services Group, LLC and the Registrant, with respect to the REMS Real Estate Value-Opportunity Fund, is incorporated herein by reference to Exhibit No. 23(d)(12) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

     (d)(11) Investment Advisory Agreement dated December 27, 2005 between Epoch Investment Partners, Inc. and the Registrant, with respect to the Epoch Global Equity Shareholder Yield Fund, is incorporated herein by reference to Exhibit No. 23(d)(13) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

     (d)(12) Investment Advisory Agreement dated September 15, 2006 between Osprey Partners Investment Management, LLC and the Registrant, with respect to the Osprey Concentrated Large Cap Value Equity Fund, is incorporated herein by reference to Exhibit No. 23(d)(14) of Post Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on September 29, 2006.

     (d)(13) Investment Advisory Agreement dated November 29, 2007 between Magnet Investment Group LLC and the Registrant, with respect to The Exceptionator Fund, is incorporated herein by reference to Exhibit No.23(d)(13) of Post Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on October 15, 2007.

     (d)(14) FORM OF: Investment Advisory Agreement dated [ ] between Epoch Investment Partners, Inc. and the Registrant, with respect to the Epoch US Large Cap Equity Fund, are incorporated herein by reference to Exhibit No. 23(d)(14) of PEA 67.


(e) Underwriting Contracts.

     (e)(1) Distribution Agreement dated August 23, 2006, as amended October 12, 2006, between First Dominion Capital Corporation and the Registrant is incorporated herein by reference to Exhibit No. 23(e) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

 (f) Bonus or Profit Sharing Contracts.

           Not Applicable.

(g) Custodian Agreements.

     (g)(1) Custodian Agreement dated July 25, 2005 between Brown Brothers Harriman & Co. and the Registrant is incorporated herein by reference to Exhibit No. 23(g)(1) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

     (g)(2) Custody Agreement dated November 8, 2004 between UMB Bank and the Registrant is incorporated herein by reference to Exhibit No. 23(g)(2) of Post Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on May 1, 2007.

     (g)(3) Foreign Custody Manager Delegation Agreement dated June 26, 1998 between Brown Brothers Harriman & Co. and the Registrant is incorporated herein by reference to Exhibit No. 23(g)(3) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

(h) Other Material Contracts.

(h)(1) Administrative Services.

     (h)(1)(a) Administration Services Agreement dated August 23, 2006, as amended October 12, 2006, with amended and restated Schedule A dated [ ], between Commonwealth Shareholder Services, Inc. and the Registrant are incorporated herein by reference to Exhibit No. 23(H)(1)(a) of PEA 67.


(h)(2) Transfer Agent.

     (h)(2)(a) Transfer Agency and Services Agreement dated August 23, 2006, as amended October 12, 2006, with amended and restated Schedule C dated [ ], between Fund Services, Inc. and the Registrant are incorporated herein by reference to Exhibit No. 23(h)(2)(a) of PEA 67.

(h)(3) Fund Accounting.

     (h)(3)(a) Accounting Services Agreement dated August 23, 2006, as amended October 12, 2006, with amended and restated Schedule A dated [ ], between Commonwealth Fund Accounting, Inc. and the Registrant are incorporated herein by reference to Exhibit No. 23(h)(3)(a) of PEA 67.

(h)(4) Expense Limitation Agreements.

     (h)(4)(a) Expense Limitation Agreement dated July 16, 2003 between Commonwealth Shareholder Services and the Registrant, with respect to the CSI Equity Fund, is incorporated herein by reference to Exhibit No. 23(h)(1)(t) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

     (h)(4)(b) Expense Limitation Agreement dated [ ] between Third Millennium Investment Advisers, LLC and the Registrant, with respect to the Third Millennium Russia Fund, and further supplemented by commitments made by Commonwealth Capital Management, First Dominion Capital Corporation and Commonwealth Shareholder Services, are incorporated herein by reference to Exhibit No. 23(h)(4)(b) of PEA 67.


     h)(4)(d) Expense Limitation Agreement dated November 8, 2004 between Commonwealth Capital Management and the Registrant, with respect to Class A Shares of the Eastern European Equity Fund, is incorporated herein by reference to Exhibit No. 23(h)(4)(i) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on November 8, 2004.

     (h)(4)(e) Expense Limitation Agreement dated November 8, 2004 between Commonwealth Capital Management and the Registrant, with respect to Class C Shares of the Eastern European Equity Fund, is incorporated herein by reference to Exhibit No. 23(h)(4)(j) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on November 8, 2004.

     (h)(4)(f) Expense Limitation Agreement dated November 8, 2004 between Commonwealth Capital Management and the Registrant, with respect to Institutional Shares (formerly Class B Shares) of the Eastern European Equity Fund, is incorporated herein by reference to Exhibit No. 23(h)(4)(k) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on November 8, 2004.

     (h)(4)(g) Expense Limitation Agreement dated March 2, 2006 between Dividend Capital Investments LLC and the Registrant, with respect to the Dividend Capital Realty Income Fund, is incorporated herein by reference to Exhibit No. 23(h)(1)(u) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

     (h)(4)(h) Expense Limitation Agreement dated January 14, 2005 between Epoch Investment Partners, Inc. and the Registrant, with respect to Institutional Shares of the Epoch International Small Cap Fund, is incorporated herein by reference to Exhibit No. 23(h)(1)(l) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

     (h)(4)(i) Expense Limitation Agreement dated May 12, 2006 between Epoch Investment Partners, Inc. and the Registrant, with respect to Class P Shares of the Epoch International Small Cap Fund, is incorporated herein by reference to Exhibit No. 23(h)(1)(q) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

     (h)(4)(j) Expense Limitation Agreement dated May 12, 2006 between Epoch Investment Partners, Inc. and the Registrant, with respect to Class P Shares of the Epoch U.S. All Cap Equity Fund, is incorporated herein by reference to Exhibit No. 23(h)(1)(r) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

     (h)(4)(k) Expense Limitation Agreement dated November 25, 2005 between Real Estate Management Services Group, LLC and the Registrant, with respect to the REMS Real Estate Value Opportunity Fund, is incorporated herein by reference to Exhibit No. 23(h)(1)(n) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

     (h)(4)(l) Expense Limitation Agreement dated December 27, 2005 between Epoch Investment Partners, Inc. and the Registrant, with respect to Platform Shares of the Epoch Global Equity Shareholder Yield Fund, is incorporated herein by reference to Exhibit No. 23(h)(1)(p) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

     (h)(4)(m) Expense Limitation Agreement dated December 27, 2005 between Epoch Investment Partners, Inc. and the Registrant, with respect to Institutional Shares of the Epoch Global Equity Shareholder Yield Fund, is incorporated herein by reference to Exhibit No. 23(h)(4)(m) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

     (h)(4)(n) Expense Limitation Agreement dated September 15, 2006 between Osprey Partners Investment Management, LLC and the Registrant, with respect to the Osprey Concentrated Large Cap Value Equity Fund, is incorporated herein by reference to Exhibit No. 23(h)(4)(s) of Post Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on September 29, 2006.

     (h)(4)(o) Expense Limitation Agreement dated November 29, 2007 between Magnet Investment Group LLC and the Registrant, with respect to The Exceptionator Fund is incorporated herein by reference to Exhibit No. 23(h)(4)(O) of Post Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on October 15, 2007.

     (h)(4)(p) FORM OF: Expense Limitation Agreement dated [ ] between Epoch Investment Partners, Inc. and the Registrant, with respect to the Epoch U.S. Large Cap Equity Fund are incorporated herein by reference to Exhibit No. 23(h)(4)(p) of PEA 67.


(h)(5) Shareholder Servicing Plan.

     (h)(5)(a) FORM OF: Shareholder Servicing Plan dated November 16, 2005, as amended and restated [ ], with respect to Class P Shares of the Epoch US Large Cap Equity Fund , are incorporated herein by reference to Exhibit No. 23(h)(5)(a) of PEA 67.


(i) Legal Opinion.

           Opinion of Morgan, Lewis & Bockius LLP

(j) Other Opinions.


(k) Omitted Financial Statements.

                Not Applicable.

(l) Initial Capital Agreements.

                Not Applicable.

(m) Rule 12b-1 Plans.

(m)(1)          CSI Equity Fund

     (m)(1)(a) Distribution and Service Plan for Class A Shares dated June 12, 2001 is incorporated herein by reference to Exhibit No. 23(m)(1)(a) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

     (m)(1)(b) Distribution and Service Plan for Class C Shares dated June 12, 2001 is incorporated herein by reference to Exhibit No. 23(m)(1)(b) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(m)(2)          Third Millennium Russia Fund

     (m)(2)(a) Distribution and Service Plan for Class A Shares dated November 6, 2002 is incorporated herein by reference to Exhibit No. 23(m)(2)(a) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

     (m)(2)(b) Distribution and Service Plan for Class B Shares (now known as Institutional Shares) dated August 4, 2003 is incorporated herein by reference to Exhibit No. 23(m)(2)(b) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

     (m)(2)(c) Distribution and Service Plan for Class C Shares dated August 4, 2003 is incorporated herein by reference to Exhibit No. 23(m)(2)(c) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

     (m)(4) Eastern European Equity Fund

     (m)(4)(a) Distribution and Service Plan for Class A Shares dated November 8, 2004 is incorporated herein by reference to Exhibit No. 23(m)(4)(a) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

     (m)(4)(b) Distribution and Service Plan for Class C Shares dated November 8, 2004 is incorporated herein by reference to Exhibit No. 23(m)(4)(b) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

     (m)(5) Dividend Capital Realty Income Fund

     (m)(5)(a) Distribution and Service Plan for Class Y (now known as Institutional) Shares dated December 15, 2003 is incorporated herein by reference to Exhibit No. 23(m)(5)(a) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

     (m)(5)(b) Distribution and Service Plan for Class A Shares dated December 15, 2003 is incorporated herein by reference to Exhibit No. 23(m)(5)(b) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

     (m)(5)(c) Distribution and Service Plan for Class B Shares dated December 15, 2003 is incorporated herein by reference to Exhibit No. 23(m)(5)(c) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

     (m)(5)(d) Distribution and Service Plan for Class C Shares dated December 15, 2003 is incorporated herein by reference to Exhibit No. 23(m)(5)(d) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(m)(6)    Epoch International Small Cap Fund

     (m)(6)(a) Distribution and Service Plan for Class P Shares dated May 12, 2006 is incorporated herein by reference to Exhibit No. 23(m)(6)(a) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(m)(7) Epoch U.S. All Cap Equity Fund

     (m)(7)(a) Distribution and Service Plan for Class P Shares dated May 12, 2006 is incorporated herein by reference to Exhibit No. 23(m)(7)(a) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(m)(8)          Epoch Global Equity Shareholder Yield Fund

     (m)(8)(a) Distribution and Service Plan for Class P Shares dated December 27, 2005 is incorporated herein by reference to Exhibit No. 23(m)(8)(a) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(m)(9)     Osprey Concentrated Large Cap Value Equity Fund

     (m)(9)(a) Plan of Distribution Pursuant to Rule 12b-1 for Class P Shares dated September 15, 2006 is incorporated herein by reference to Exhibit No. 23(m)(12)(b) of Post Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on September 29, 2006.

(m)(10)    The Exceptionator Fund

     (m)(10)(a) Plan of Distribution Pursuant to Rule 12b-1 for Class A Shares dated November 29, 2007 is is incorporated herein by reference to Exhibit No. 23(m)(10)(a) of Post Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on October 15, 2007.

     (m)(10)(b) Plan of Distribution Pursuant to Rule 12b-1 for Class P Shares dated November 29, 2007 is incorporated herein by reference to Exhibit No. 23(m)(10)(b) of Post Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on October 15, 2007.

    (m)(11)  Epoch U.S. Large Cap Equity Fund

     (m)(11)(a)FORM OF: Plan of Distribution Pursuant to Rule 12b-1 for Class P Shares are incorporated herein by reference to Exhibit No. 23(m)(11)(a) of PEA 67.

(n)        Rule 18f-3 Plans

     (n)(1) Rule 18f-3 Multiple Class Plan with respect to the CSI Equity Fund dated June 12, 2001 is incorporated herein by reference to Exhibit No. 23(n)(4) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

     (n)(2) Rule 18f-3 Multiple Class Plan dated November 6, 2002 with respect to the Third Millennium Russia Fund is incorporated herein by reference to Exhibit No. 23(n)(2) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

     (n)(4) Rule 18f-3 Multiple Class Plan dated November 8, 2004 with respect to the Eastern European Equity Fund is incorporated herein by reference to Exhibit No. 23(n)(4) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

     (n)(5) Rule 18f-3 Multiple Class Plan dated December 15, 2003 with respect to the Dividend Capital Realty Income Fund is incorporated herein by reference to Exhibit No. 23(n)(5) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

     (n)(6) Rule 18f-3 Multiple Class Plan dated January 15, 2005 with respect to the Epoch International Small Cap Fund is incorporated herein by reference to Exhibit No. 23(n)(6) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

     (n)(7) Rule 18f-3 Multiple Class Plan dated July 25, 2005 with respect to the Epoch U.S. All Cap Equity Fund is incorporated herein by reference to Exhibit No. 23(n)(7) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

     (n)(8) Rule 18f-3 Multiple Class Plan dated December 27, 2005 with respect to the Epoch Global Equity Shareholder Yield Fund is incorporated herein by reference to Exhibit No. 23(n)(8) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

     (n)(9) Rule 18f-3 Multiple Class Plan dated September 15, 2006 with respect to the Osprey Concentrated Large Cap Value Equity Fund is incorporated herein by reference to Exhibit No. 23(n)(12) of Post Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on September 29, 2006.

     (n)(10) Rule 18f-3 Multiple Class Plan dated November 29, 2007 with respect to The Exceptionator Fund is incorporated herein by reference to Exhibit No. 23(n)(10) of Post Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on October 15, 2007.

     (n)(11) FORM OF: Rule 18f-3 Multiple Class Plan dated [ ] with respect to Epoch U.S. Large Cap Equity Fund are incorporated herein by reference to Exhibit No. 23(n)(11) of PEA 67.


(o) Reserved.

(p)        Codes of Ethics

     (p)(1) Combined Code of Ethics for the Registrant and The World Insurance Trust, also adopted by Commonwealth Capital Management (the investment adviser for the Eastern European Equity Fund) and First Dominion Capital Corporation (the distributor for the Registrant), are incorporated herein by reference to Exhibit No. 23(p)(1) of PEA 67.


     (p)(2) Code of Ethics of CSI Capital Management, Inc. (the investment adviser to CSI Equity Fund) is incorporated herein by reference to Exhibit No. 23(p)(2) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on May 1, 2007.

     (p)(3) Code of Ethics of Third Millennium Investment Advisors LLC (the investment adviser to Third Millennium Russia Fund) is incorporated herein by reference to Exhibit No. 23(p)(3) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on May 1, 2007.

     (p)(4) Code of Ethics of Vontobel Asset Management, Inc. (the investment sub-adviser to Eastern European Equity Fund) is incorporated herein by reference to Exhibit No. 23(p)(4) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on May 1, 2007.

     (p)(5) Code of Ethics of Dividend Capital Investments LLC (the investment adviser for the Dividend Capital Realty Income Fund) is incorporated herein by reference to Exhibit No. 23(p)(4) of Post Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on May 16, 2005.

     (p)(6) Code of Ethics of Epoch Investment Partners, Inc. (the investment adviser for the Epoch International Small Cap Fund, the Epoch U.S. All Cap Equity Fund, the Epoch Global Equity Shareholder Yield Fund and the Epoch U.S. Large Cap Equity Fund) is incorporated herein by reference to Exhibit No.
23(p)(5) of Post  Effective  Amendment No. 44 to the  Registrant's
Registration
Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on May 16, 2005.

     (p)(7) Code of Ethics of Real Estate Management Services Group, LLC (the investment adviser for the REMS Real Estate Value Opportunity Fund) is incorporated herein by reference to Exhibit No. 23(p)(6) of Post Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on August 15, 2005.

     (p)(8) Code of Ethics of Osprey Partners Investment Management, LLC (the investment adviser for the Osprey Concentrated Large Cap Value Equity Fund) is incorporated herein by reference to Exhibit No. 23(p)(7) of Post Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on September 29, 2006.

     (p)(9) Code of Ethics of Magnet Investment Group LLC (the investment adviser to The Exceptionator Fund) are incorporated herein by reference to Exhibit No. 23(p)(9)(a) of PEA 67.


(q) Powers of Attorney.

     (q)(1) Powers-of-Attorney for each of Messrs. Samuel Boyd, Jr., Paul M. Dickinson and William E. Poist are incorporated herein by reference to Exhibit No. 23(q)(1) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on May 1, 2007.

Item 24. Persons Controlled by or Under Common Control with the Fund.

           None.

Item 25.   Indemnification.

     Reference is made to Article EIGHTH of the Registrant's Articles of Incorporation, which are incorporated herein by reference to Exhibit No. 23(a)(1) of PEA No. 19. Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser.

     The list required by this Item 26 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers and sub-advisers, and each director, officer or partner of such investment advisers or sub-advisers, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser's or sub-adviser's Form ADV listed opposite such investment adviser's or sub-adviser's name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name Of  Investment Adviser/Sub-Adviser                  Form ADV File No.
---------------------------------------                  -----------------

CSI Capital Management, Inc.                             801-14549
Third Millennium  Investment  Advisors, LLC              801-55720
Commonwealth Capital Management, LLC                     801-60040
Vontobel Asset Management, Inc.                          801-21953
Dividend Capital Investments, LLC                        801-62453
Epoch Investment Partners, Inc.                          801-63118
Real Estate Management  Services Group, LLC              801-61061
Osprey Partners Investment  Management, LLC              801-55893
Magnet Investment Group LLC                              801-68301

Item 27.   Principal Underwriters.

     (a) First Dominion Capital Corporation also acts as underwriter to Vontobel Funds, Inc., The World Insurance Trust and Satuit Capital Management Trust.

     (b) First Dominion Capital Corp.

     The information required by this Item 27(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by First Dominion Capital Corporation with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

   (c) Not Applicable.

Item 28.   Location Of Accounts And Records.

     The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

     (a) CSI Capital Management, Inc., 110 El Paseo, Santa Barbara, CA 93101 (records relating to its function as investment adviser to the CSI Equity Fund).

     (b) Third Millennium Investment Advisors, LLC, 1185 Avenue of the Americas New York, NY 10036 (records relating to its function as investment adviser to the Third Millennium Russia Fund).

     (c) UMB Bank, N.A., 928 Grand Blvd., 5th Floor, Kansas City, MO 64106 (records relating to its functions as custodian for each Fund).

     (d) Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as transfer agent to the Funds).

     (e) Commonwealth Shareholder Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (Registrant's Articles of Incorporation, By-Laws,
Minute Books and records relating to its function as administrator to the Funds).

     (f) Vontobel Asset Management, Inc., 450 Park Avenue, New York, NY 10022 (records relating to its function as the investment sub-adviser to the Eastern European Equity Fund).

     (g) First Dominion Capital Corporation, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as distributor to the Funds).

     (h) Commonwealth Fund Accounting, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as fund accounting agent for the Funds).

     (i) Epoch Investment Partners, Inc., 640 Fifth Avenue, 18th Floor, New York, NY 10019 (records relating to its function as investment adviser to the Epoch International Small Cap Fund, the Epoch U.S. All Cap Equity Fund, the Epoch Global Equity Shareholder Yield Fund and the Epoch U.S. Large Cap Equity
Fund).

     (j) Commonwealth Capital Management, LLC, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as the investment adviser to the Eastern European Equity Fund).

     (k) Dividend Capital Investments LLC, 518 17th Street, Suite 1700 Denver, CO 80202 (records relating to its function as the investment adviser to the Dividend Capital Realty Income Fund).

     (l) Real Estate Management Services Group, LLC, 1100 Fifth Avenue, South, Suite 301, Naples, FL 34102-6407 (records relating to its function as the investment adviser to the REMS Real Estate Value Opportunity Fund).

     (m) Osprey Partners Investment Management, LLC, Shrewsbury Executive Center II, 1040 Broad Street, Shrewsbury, New Jersey 07702 (records relating to its function as the investment adviser to the Osprey Concentrated Large Cap Value Equity Fund series).

     (n) Magnet Investment Group LLC, 1201 Sussex Turnpike, Randolph, New Jersey 07869 (records relating to its function as the investment adviser to The Exceptionator Fund series).

Item 29.   Management Services.

     There are no management-related service contracts not discussed in Parts A or B of this Form.

Item 30.   Undertakings.

           None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 68 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Richmond, and the Commonwealth of Virginia on the 2nd day of December 2008.

                                    THE WORLD FUNDS, INC.

                                     By:  /s/ John Pasco, III
                                          John Pasco, III
                                          Chairman and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 68 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature                 Title                           Date


John Pasco, III           Director, Chairman & Chief       December 2, 2008
                          Executive Officer
                 *
------------------------
Samuel Boyd, Jr.          Director                         December 2, 2008
                 *
------------------------
Paul M. Dickinson         Director                         December 2, 2008
                 *
------------------------
William E. Poist          Director                         December 2, 2008

Karen M. Shupe            Treasurer & Chief Financial       December 2, 2008
                          Officer



*By:  /s/ John Pasco,III
    -----------------
    John Pasco, III
    Attorney-in-fact pursuant to Powers of Attorney are
    incorporated herein by reference to Exhibit No. 23(q)(1) of
    Post Effective Amendment No. 62 to the Registrant's
    Registration Statement on Form N-1A (File Nos. 333-29289 and
    811-8255) as filed with the SEC on May 1, 2007.

INDEX TO EXHIBITS

EXHIBIT NO.   DESCRIPTION

EX-99.i    Opinion of Morgan, Lewis & Bockius LLP